Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Schedule of unaudited pro forma results
	March 31, 2022	March 31, 2021
Revenues	$12,073,878	$13,373,918
Net income (loss)	(927,208)	317,547
Net loss attributable to 1847 Holdings common shareholders’	(1,008,245)	(1,398,248)
Loss per share attributable to 1847 Holdings common shareholders’: Basic and diluted	$(0.21)	$(0.29)

	Years Ended December 31,
	2021	2020
Revenues, net	$51,589,004	$42,131,589
Net income (loss)	$(4,445,617)	$1,733,005
Basic earnings (loss) per share	$(0.94)	$0.36
Diluted earnings (loss) per share	$(0.94)	$0.36
Basic Number of Shares (*)	4,749,971	4,807,429
Diluted Number of Shares (*)	4,749,971	4,807,429

*        shares assuming as if issued as of January 1.

Schedule of preliminary analysis for the Asien's purchase
Purchase Consideration at fair value:
Common shares	$1,037,500
Notes payable	855,000
Cash paid to Seller (post-closing)	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net assets acquired	$1,182,925

Total net assets acquired	$1,182,925
Consideration paid	2,125,500
Goodwill	$942,575
Purchase consideration at fair value:
Common shares	$3,675,000
Notes payable	498,979
Cash	4,389,792
Amount of consideration	$8,563,771

Assets acquired and liabilities assumed at fair value
Cash	$130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	$3,516,530

Total net assets acquired	$3,516,530
Consideration paid	8,563,771
Goodwill	$5,047,241
Purchase consideration at fair value:
Notes payable	$850,000
Cash	6,550,000
Net cash paid to Seller (post-closing)	944,056
Amount of consideration	$8,344,056

Assets acquired and liabilities assumed at fair value
Cash	$1,171,655
Accounts receivable	1,860,107
Inventory	1,944,929
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	$6,606,403

Total net assets acquired	$6,606,403
Consideration paid	8,344,056
Goodwill	$1,737,653
Purchase consideration at preliminary fair value:
Cash	$10,687,500
Notes payable, net of debt discount	4,753,673
Amount of consideration	$15,441,173

Assets acquired and liabilities assumed at preliminary fair value
Cash	$208,552
Accounts receivable	1,042,194
Inventory	1,848,729
Contract assets	367,177
Other current assets	80,771
Marketing intangible	1,610,000
Customer intangible	4,843,000
Property and equipment	610,882
Operating lease assets	831,951
Other assets	—
Accounts payable and accrued expenses	(1,207,424)
Contract liabilities	(3,770,081)
Deferred tax liabilities	(1,670,000)
Lease liabilities	(856,377)
Financing leases	(18,600)
Loans payable	(204,399)
Net tangible assets acquired	$3,716,375

Total net assets acquired	$3,716,375
Consideration paid	15,441,173
Preliminary goodwill	$11,724,798